Notes and Accounts Receivable, Net - Aging Analysis of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of financial assets [line items]
Notes and accounts receivable, net	$ 145,480.3	$ 5,180.9	$ 138,908.6
Less: Loss allowance	(246.6)		(325.3)	$ (7.3)
Allowance for credit losses [member]
Disclosure of financial assets [line items]
Less: Loss allowance	(246.6)		(325.3)
Not past due [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	140,933.6		126,134.8
Past due [member] | Past due within 30 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	4,784.4		13,082.1
Past due [member] | Past due 31-60 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	8.7		12.8
Past due [member] | Past due 61-120 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	0.1		1.0
Past due [member] | Past due over 121 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	$ 0.1		$ 3.2